INCOME TAX EXPENSE	9 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

14. INCOME TAX EXPENSE

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT law became effective on January 1, 2008. Under the new CIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises” or “Software Enterprises”.

Youxin Internet (Beijing) Information Technology Co., Ltd. (“Youxin Hulian”) and Youfang (Beijing) Information Technology Co., Ltd. (“Youfang”) have been qualified as “high and new technology enterprise” (“HNTE”) and enjoy a preferential income tax rate of 15% from 2020 to 2022 and from 2023 to 2025, respectively.

The Group’s other PRC subsidiaries are subject to the statutory income tax rate of 25%.

As of December 31, 2024, the major tax jurisdictions of the Group are China and Hong Kong, and the tax year is the calendar year.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

14. INCOME TAX EXPENSE (CONTINUED)

Composition of income tax expense

The current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss during the fiscal years ended March 31, 2023 and 2024 and the nine months ended December 31, 2024 were as follows:

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Current income tax expense	(366)	(311)	(39)
Deferred income tax expense	-	-	-
Total income tax expense	(366)	(311)	(39)

Reconciliation of the differences between statutory tax rate and the effective tax rate

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024

Statutory income tax rate 25.0% (i)	25.0%	25.0%	25.0%
Permanent differences	(3.3)%	(1.1)%	(1.1)%
Effect of different tax rate (ii)	36.7%	(5.5)%	23.2%
Change of valuation allowance	(58.1)%	(18.3)%	(47.1)%
Effective tax rate	0.3%	0.1%	0.0%

(i)	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.

(ii)	The effect of different tax rate is attributed to varying rates in other jurisdictions where the Group is established, such as the Cayman Islands or Hong Kong, and the preferential tax rate certain entities in the Group enjoys.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

14. INCOME TAX EXPENSE (CONTINUED)

Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets:

	March 31, 2024	December 31, 2024
	RMB	RMB

Deferred tax assets
Net operating loss carry forwards	1,512,929	1,328,662
Deductible advertising expense	444,484	93,960
Leases	193,523	195,166
Provision for credit losses	10,762	9,298
Impairment loss for equity investments accounted for using measurement alternative	865	-
Less: valuation allowance	(1,977,402)	(1,424,137)
Net deferred tax assets	185,161	202,949

	March 31, 2024	December 31, 2024
	RMB	RMB

Deferred tax liabilities
Leases	(185,161)	(202,949)
Total deferred tax liabilities, net	(185,161)	(202,949)

Movement of valuation allowance

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Balance at beginning of the period	(2,096,090)	(2,187,715)	(1,977,402)
Changes of valuation allowance	(91,625)	210,313	553,265
Balance at end of the period	(2,187,715)	(1,977,402)	(1,424,137)

As of December 31, 2024, the Group had net operating loss carry forwards of approximately RMB5,212.9 million which arose from the subsidiaries established in the PRC. For all subsidiaries in China, the loss carry forwards will expire from 2025 to 2029.

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these its net operating losses and other deferred tax assets will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of March 31, 2024 and December 31, 2024.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)